Pledged Assets And Collateral (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Deposits	¥ 258,780
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,468,050
Other short-term borrowings and long-term debt	10,471,528
Other	61,409
Total	¥ 24,794,906